Retirement Benefit Obligations - Summary of Analysis of Defined Benefit Expense/(Credit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Current service cost	$ 53	$ 48	$ 51
Administration expenses	5	8	3
Past service credit (net)	1	(20)	(15)
Subtotal	59	36	39
Interest income on scheme assets	(56)	(72)	(65)
Interest cost on scheme liabilities	67	87	77
Net interest expense	11	15	12
Net expense to Consolidated Income Statement	$ 70	$ 51	$ 51